Other current liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities, Current [Abstract]
Other current liabilities
Note 21 - Other current liabilities
Other current liabilities are comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Accrued payroll and severance	2.1	6.2
Operating lease liability, current	3.1	3.4
Deferred mobilisation revenue	2.6	5.6
Other current liabilities	6.2	4.5
Total accruals and other current liabilities	14.0	19.7